Investment Strategy	Feb. 27, 2026
TCW Artificial Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to invest in the companies that the Adviser believes will benefit from the artificial intelligence, or “AI,” transformation. The public launch in 2022 of ChatGPT has transformed how people think about and use AI in all facets of their businesses, whether with new generative AI or rapidly-advancing predictive AI. The Adviser believes that the development and proliferation of more capable AI systems are expected to revolutionize all sectors of the economy. The Adviser believes that the businesses at the forefront of this transformation have the opportunity to create long-term value for investors. The Adviser expects the Fund portfolio will include companies that are using AI to transform their businesses, enabling others to do so, or providing technologies on which AI systems are built.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of businesses that the Adviser has identified, through annual reports, press releases and other public statements by an issuer, as well as the Adviser’s due diligence process, as using, or as having demonstrated an intent to use, predictive or generative AI in a way that is or has the potential to deliver a material improvement in the company’s financial condition, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

Artificial intelligence refers to the development or use by a business or consumer of computer systems that perform tasks previously requiring human intelligence, including, but not limited to decision-making or audio or visual identification or perception.

When considering the potential material improvement in a company’s financial condition, the Adviser considers, among other things, the potential over the next 3-5 years for the use of AI to decrease costs and/or increase sales, improve profits or margins, improve data analyses, and expedite the research processes to accelerate product development and improve product commercialization. For example, a business may have only recently launched or be about to launch a new artificial intelligence computer system that has no immediate impact on business returns, but has the potential to positively impact the growth of the business.

The Adviser categorizes AI investment opportunities into one of three buckets: (1) AI enablers (foundational or core technology); (2) AI systems (creators of AI); and (3) AI adopters (users of third-party AI). With respect to the AI adopters bucket, the Adviser only invests in companies when it believes the use of AI can have a material beneficial impact on AI adopters’ competitive moat (i.e., to establish or further develop long-term competitive advantages), revenue growth rate, margin structure (e.g., by reducing costs), earnings or cash flow generation, or capital allocation policies (i.e., freeing up cash to return to shareholders).

Furthermore, the Adviser uses a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the Adviser believes to have strong, disruptive and enduring business models and inherent advantages over their competitors.

Target companies are generally chosen from US- and non-US-listed equity securities, including common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; depository receipts; and private investments in public equity (“PIPEs”).

The Fund typically invests in companies that span across sectors, including but not limited to the information technology, consumer discretionary, industrial, healthcare and communications sectors. The Fund typically invests in companies with market capitalizations of at least $300 million at the time of acquisition. The Fund typically invests in a portfolio of 25 to 60 companies. In considering potential investments, the Adviser will generally use a proprietary framework which includes fundamental analysis (such as company financial modeling and valuation analysis), combined with quantitative and thematic data, such as those that account for companies’ potential to grow or otherwise materially benefit partly as a result of their development or use of artificial intelligence. The Fund will take an active management approach in responding to continued developments in AI and the tools powering AI products. The key criteria, as discussed herein, by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

The Adviser evaluates financially material environmental, social, governance, and other risk factors to assess a company’s value and its exposure to potential risks and opportunities. This analysis may be incorporated into various aspects of the investment process; however, this does not imply that these factors are the sole or primary determinants of investment decisions.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

TCW Compounders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to invest in the companies that the Adviser believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. The Adviser aims to actively capture returns from “durable growth” companies — companies that it believes have long-term growth, quality, and durability characteristics as a result of such economic transformation or could play a central role in enabling other companies to do the same.

Target companies are generally chosen from US- and non-US-listed equity securities, including common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; depository receipts; and private investments in public equity (“PIPES”).

The Fund typically invests a portion of its assets in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance and financial exchange and data industries. Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio.

In considering potential investments, the Adviser will generally use a proprietary framework which includes fundamental analysis (such as company financial modeling and valuation analysis), combined with quantitative and thematic data, such as those that account for technological innovations, market dynamics, and changes in client preferences, to identify companies with competitive advantages that the Adviser believes attractively valued. The Fund will take an active management approach in responding to the complexities and developments of economic transformation. The key criteria, as discussed herein, by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

The Adviser evaluates financially material environmental, social, governance, and other risk factors to assess a company’s value and its exposure to potential risks and opportunities. This analysis may be incorporated into various aspects of the investment process; however, this does not imply that these factors are the sole or primary determinants of investment decisions.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

TCW Transform 500 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select Index℠ (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of January 31, 2026, the Underlying Index is represented by securities of companies in sectors including, but not limited to, information technology, health care, financials, consumer discretionary, communication services, industrials, consumer staples, energy, materials, utilities and real estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. As of January 31, 2026, the Underlying Index was concentrated in the information technology sector, representing 33.44% of the value of the Underlying Index.

The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index or in depositary receipts representing component securities in the Underlying Index, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Morningstar, Inc. is the index provider for the Underlying Index (the “Index Provider”). The Underlying Index is a free float adjusted market capitalization weighted index which consists of equity securities primarily traded in the United States. Free float adjusted means that a company’s representation within the index is based on the market value of the company’s outstanding shares that are readily available for trade on the open market and excludes shares held by certain owners, including other companies and governments. The Underlying Index targets the largest 500 U.S. stocks by market capitalization and weights them by float-adjusted market capitalization. Components of the Underlying Index are allocated across various sectors. However, the components of the Underlying Index and the sectors represented are likely to change over time. The Fund’s equity securities include common stock, equity preferred stock and real estate investment trusts (“REITs”). As of December 31, 2025, the free float market capitalizations of the companies in the Underlying Index ranged from $902,022,960 to $4,384,541,322,802, while the full market capitalizations ranged from $2,143,511,160 to $4,548,279,380,500. The Underlying Index included 506 securities as of December 31, 2025.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Indexing reduces the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund seeks to encourage best practices in corporate governance through the application of its proxy voting guidelines and it may have dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency in order to create long-term value. Additional information on the Adviser’s proxy voting guidelines is included in the Fund’s SAI, and a copy of the proxy voting policy is available at: https://www.tcw.com/ Global-Proxy-Voting-Policy.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under normal circumstances, the Fund will hold approximately 500 securities at any one time, but may, from time to time, invest in more or less than 500 securities, as the number of securities held may vary to the extent the number of securities held by the Underlying Index changes, or the Adviser believes such variance will help the Fund to achieve its investment objective.

The Fund may also invest in depositary receipts representing securities of the Underlying Index, to the extent such depository receipts are traded on U.S. exchanges. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, relating to securities included within the Underlying Index, and on a temporary basis in cash and cash equivalents, as well as in securities not included in the Underlying Index, but which the Adviser believes will help the Fund to achieve its investment objective. The Fund does not intend to write option contracts or enter into complex swap contracts or arrangements given its index-based investment focus.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result.

The Underlying Index is a product of the Index Provider, which is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Additional information regarding the Underlying Index, including its value, is available at https://indexes.morningstar.com/.

TCW Transform Supply Chain ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Transform Supply Chain ETF is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity, American depositary receipt (“ADR”) securities, and non-U.S. developed and emerging market-listed securities, which over time may vary as market and investment opportunities change. The Fund may also enter into currency-related spot transactions when it transacts in equities denominated in foreign currencies or invest in certain derivative instruments, such as currency futures or forwards that will help the Adviser manage risk associated with foreign currency exposure, if any, or futures contracts. The Fund’s investments may include micro-, small-, medium- and large-capitalization equities of companies. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio. The Fund’s equity securities include, but are not limited to, common stock, preferred stock and private investments in public equity (“PIPEs”).

The Adviser expects to invest in the equities of companies that it deems are creating value through supply chain transformation. A supply chain is defined as a network between a company and its suppliers to produce and distribute a specific product to the final buyer. According to the Adviser, companies are transforming their own or others’ supply chains by reshoring manufacturing jobs, automating and/or innovating business operations, or through transportation enablement. Portfolio companies are primarily those that the Adviser believes are creating value or minimizing risks as it relates to their supply chains or the supply chains of others. Companies are from no one particular industry; instead, they are from a broad range of industries such as factory automation, transportation providers, industrial goods and services, alternative energy, semiconductors and semiconductor capital equipment, materials, or waste management & recycling.

Companies are typically chosen from the Morningstar® US Market Extended TR USD Index℠ but may be selected from a universe of U.S. and non-U.S. listed equity securities that span across sectors, including but not limited to consumer discretionary, industrials, materials, and technology. The Morningstar® US Market Extended TR USD Index℠ is a broad-based free-float market capitalization weighted index comprised of U.S. large, mid, and small capitalization equity securities that span all sectors of the U.S. economy. It does not incorporate environmental, social and governance criteria into its methodology, nor is it an index comprised of equities of companies that could be considered as aiding the supply chain.

When selecting equities of companies for the portfolio, the Adviser will assess a company’s strategy and financial performance by doing things such as attending company earnings calls, interviewing management, visiting company headquarters and manufacturing plants, reviewing company reports such as Form 10-K’s, financial statements (i.e., balance sheet, income statement, and statement of cash flows), publicly available and sell-side research and performing fundamental financial analyses such as company financial modeling and ratio analysis. The Adviser also expects to include, as part of its company assessments, additional company reporting, targets, progress, and strategic positioning, such as:

Companies whose leadership has made it a strategic business focus, made changes to its business operations, or made commitments that address sustainability factors specific to supply chain instability & insecurity such as:

●	Creating manufacturing jobs closer to distribution centers in North America;

●	Having business practices with lower environmental impact; or

●	Diversifying its supplier sources to reduce minimize disruptions.

Such companies will be identified and assessed through reporting on targets and progress through various sources, such as regulatory filings, annual reports, or shareholder meetings, related to:

●	Plans to build new manufacturing plants and the number of jobs created. For example, the Adviser may use records of companies that have set quantifiable job creation targets using corporate reporting, regulatory reporting, or press releases to identify companies that are committed to creating jobs in North America through changes in their supply chains.

●	Carbon emissions reporting as well as progress toward cutting carbon emissions by a given amount by a given date. For example, a company may report lowering its carbon emissions broadly, or more specifically through its use of carbon credits.

●	Companies whose products or services reflect supporting, progressing, or reducing supply chain disruptions, creating jobs, or minimizing their environmental impact, by executing on their commitments to transform their supply chains. For example, this may be judged by the historical and projected number of supply chain disruptions and their economic impacts, the number of jobs created or carbon intensity of the business, including how capital budgets, research and development, and corporate strategy are shifting over time. The Adviser may assess corporate filings, regulatory filings, and investor presentations to assess how a specific company is transforming its products, services, or operations.

●	Companies whose business model is well-adapted to the risks and opportunities that changes in geopolitics, international trade, government regulation and localizing supply chains present. For example, the Adviser may assess the degree to which changes to supply chains will affect the market share growth, profitability, and risk to potential investments over time. For example, the Adviser may analyze the changes in the location of manufacturing relative to distribution and compare labor costs (including opportunity costs associated with supply chain disruptions), associated with a specific company’s business model, to understand how those changes affect the company’s profitability.

The Adviser may consider environmental and governance risk factors as part of its investment process, particularly in considering how each company’s management of these factors may ultimately drive financial performance. The Adviser does not use aggregated environmental or governance ratings or rankings to exclude specific companies or sectors from investment, but instead generally uses its own proprietary analysis of each company’s risk factors to make better informed decisions.

The Adviser may utilize a quantitative and/or a qualitative approach to measuring the effects of company supply chains, based on both public information as well as a due diligence process (noted above) undertaken by the Adviser with respect to potential investments that focuses on key impacts on supply chains.

As part of its due diligence process for prospective and ongoing investments, the Adviser then assesses the ways those decisions may affect company revenue and earnings projections, discount rates, terminal values (i.e., the calculated rate at which it is assumed its cash flows will grow at forever), and valuations particularly through changes in regulation; customer or employee preferences; and competitive risk from innovation or disruption.

These criteria by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

In furtherance of its investment objective and where the Adviser believes it will be rewarded in the stock price, the Fund seeks to encourage best practices in corporate governance through the application of its proxy voting guidelines and it may have dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency in order to create long-term value. Additional information on the Adviser’s proxy voting guidelines is included in the Fund’s SAI, and a copy of the proxy voting policy is available at: https://www.tcw.com/ Global-Proxy-Voting-Policy.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

TCW Transform Systems ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to invest in companies that the Adviser believes will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed. Government policy and public demand are shifting the global economy towards more efficient and lower net-emission energy systems. This large-scale systems change is creating unique opportunities in the public markets, particularly in “brown” or “grey” old-economy businesses that require huge investments as the way consumers source and use energy and power changes. The Fund portfolio will include companies that the Adviser believes will either lead or win in the transition, where efficiency and alternative approaches are highly valued, or enable these shifts.

Target companies are typically chosen from companies included in the Morningstar® US Market Extended TR USD Index℠ but may be selected from a universe of US- and non-US-listed equity securities. The Morningstar® US Market Extended TR USD Index℠ measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index and does not incorporate sustainability criteria.

The key criteria by which the Adviser assesses companies for investment by the Fund, in addition to traditional operational and financial performance and valuation, are expected to include consideration of whether a company’s business practices, products, or services are designed to enable or benefit from the shift in energy and power systems. In particular, companies are expected to play a role in the overhauling of several key systems supporting this transformation, including but not limited to:

●	Transportation: the world’s transportation systems require major updates to keep up with the energy transformation. This includes the end-to-end supply chains of battery-powered electric vehicles – which rely on numerous inputs and processes including minerals, mining, and semiconductors. This transformation also encompasses other major transportation industries, such as commercial freight which includes railroads and various forms of trucking, and commercial aviation, which is transforming to become more fuel efficient, resulting in fuel savings and materially lower airline operating costs.

●	Electric Grid: the electric grid needs to be overhauled and expanded to accommodate new, intermittent sources of energy and the planet’s increased demand for electricity. This transformation requires investment in grid infrastructure including equipment such as transmission lines, substations and transformers while also requiring significant enhancements in grid technology, digitization, and intelligent monitoring devices. Further this investment will draw heavily upon raw materials such as copper to lay the foundation for the electric grid of the future.

●	Power Generation: the energy transformation is significantly impacting how the world generates energy. This impacts companies who currently provide renewable energy solutions, but also existing energy companies, like those in Oil and Gas, that are adapting to be more efficient, as well as the companies that enable their transition.

●	Enablers to the transformation of energy systems including commercial services such as waste management, equipment rental and engineering and construction; information technology businesses such as semiconductor and software companies; capital goods manufacturers and distributors; automation providers and others.

The Adviser believes the transformation of these systems can have a major compounding effect on industries across the economy. For instance, there is increased demand for waste management services and cost-efficient plastics recycling, which minimizes the energy required to create new plastic material. Similarly, the increased demand for energy-intensive data centers is driving the need for more energy efficient solutions at these sites.

Through its disciplined, bottom-up investment process, the Adviser attempts to construct a concentrated portfolio of companies that are well-positioned to take advantage of the opportunities this transformation presents. In considering potential investments, the Adviser will generally use a proprietary framework which includes fundamental analysis (such as company financial modeling and valuation analysis), combined with quantitative and thematic data, such as those that account for the complexity of the interconnecting systems in the transition, to identify companies with competitive advantages that the Adviser believes are trading at discounts to intrinsic value. The Fund will take an active management approach in responding to the complexities and developments of this systems transformation.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in portfolio companies that the Adviser believes are either poised to transform or are actively in the process of transforming the systems supporting how energy and power are sourced, produced or consumed (e.g., “brown-to-grey” businesses that are transforming to generate some energy from renewable sources and/or to generate energy more efficiently) or that provide goods or services that aid other businesses in effecting such systems transformation, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in cash and cash equivalents and securities that do not meet the foregoing test. The key criteria, as discussed above, by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

The Adviser may consider environmental and governance risk factors as part of its investment process, particularly in considering how each company’s management of these factors may ultimately drive financial performance. The Adviser does not use aggregated environmental or governance ratings or rankings to exclude specific companies or sectors from investment, but instead generally uses its own proprietary analysis of each company’s risk factors to make better informed decisions.

The Fund invests in U.S.-listed equity, American Depositary Receipts (ADRs) and non-U.S. developed and emerging market-listed securities, which over time may vary as market and investment opportunities change. The Fund’s investments may include micro-, small-, medium- and large-capitalization companies. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio. The Fund’s equity securities include, but are not limited to, common stock, preferred stock and private investments in public equity (“PIPEs”).

In furtherance of its investment objective and where the Adviser believes it will be rewarded in the stock price, the Fund seeks to encourage best practices in corporate governance through the application of its proxy voting guidelines and it may have dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency in order to create long-term value. Additional information on the Adviser’s proxy voting guidelines is included in the Fund’s SAI, and a copy of the proxy voting policy is available at: https://www.tcw.com/ Global-Proxy-Voting-Policy.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

TCW AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs denominated in any currency and in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

TCW Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income in accordance with Rule 35d-1 under the Investment Company Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The term “fixed income security” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more fixed income securities. Fixed income securities for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more fixed income securities and securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets.

The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), including distressed securities (securities that are in default and are not expected to pay the current coupon), subject to investing no more than 35% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

The Fund’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (“CLOs”); Rule 144A securities; private placements and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, fixed-to-floating rate securities, repurchase agreements, preferred stock, common stock and shares of other investment companies that invest principally in fixed income securities.

The Adviser attempts to focus the Fund’s portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. For example, the price of a fixed-income security with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a fixed-income security with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes.

The Fund may invest in securities of foreign issuers denominated in any currency, including issuers located in emerging markets and instruments that are economically tied to emerging market countries.

TCW Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

TCW Flexible Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Fund has latitude to invest in a diversified mix of fixed income securities across a wide array of sectors, the credit quality spectrum and maturity profiles. The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These investments include securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 65% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

TCW High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”), in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. Below investment grade bonds include securities rated below investment grade by Fitch Ratings, Inc., S&P Global Ratings, and by Moody’s Investors Service Inc., or, if unrated, bonds deemed by the Fund’s Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks). Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may also invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries, and may purchase securities of varying maturities issued by domestic and foreign corporations, government agencies and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in other currencies.

TCW Multisector Credit Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time.

The Fund will invest in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), and unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon.

The Fund may invest in foreign securities, including the securities of foreign governments and companies located or doing business in emerging market countries, which may be denominated in any currency.

The Fund may invest in fixed income securities of any type, credit quality or maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

The Fund may also invest in securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; covenant lite loans; municipal bonds; Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock.

The Fund may invest up to 20% of its net assets in securitized investment products, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (“CLOs”). The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions. The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage- backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Adviser employs a flexible approach that allocates the Fund’s investments across a range of global investment opportunities. The Adviser will seek to utilize independent, bottom-up research to identify securities that are undervalued and that offer a superior risk/return profile. The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

TCW Senior Loan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate bank loans or debt; and (ii) fixed-rate loans or debt, such as corporate bonds, convertible notes, collateralized loan obligations, senior loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments. Senior debt is debt that takes priority over other unsecured or otherwise more “junior” debt owed by an issuer. Senior debt is frequently issued in the form of senior notes or referred to as senior loans. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities including but not limited to, preferred securities, convertible securities, mezzanine investments, and second lien loans.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.